Exhibit 99.1

Deloitte & Touche LLP
3 Second Street Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to the proposed offering of certain classes of BANK5 2026-5YR23, Commercial Mortgage Pass-Through Certificates, Series 2026-5YR23. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Bank of America, National Association (“BANA”), BofA Securities, Inc., JPMorgan Chase Bank, National Association (“JPMCB”), J.P. Morgan Securities LLC, Wells Fargo Bank, National Association (“WFB”), Wells Fargo Securities, LLC, Academy Securities, Inc. and Siebert Williams Shank & Co., LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. Collectively, MSMCH, BANA, JPMCB and WFB are referred to herein as the “Mortgage Loan Sellers.” This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Member of
Deloitte Touche Tohmatsu Limited

2

Procedures and Findings

On June 17, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing the following number of mortgage loans and related mortgaged properties contributed by each of the Mortgage Loan Sellers (collectively, the “Mortgage Loans”):

Mortgage Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
MSMCH	10	52
BANA	13	16
WFB	6	6
JPMCB	3	3
WFB/MSMCH/BANA	1	90

From May 11, 2026, through June 17, 2026, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only – not applicable,” “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) the existence or ownership of the Mortgage Loans or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of

3

assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 17, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans, as applicable (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, draft pari passu promissory notes, mortgage, deed of trusts and/or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement and mezzanine promissory note, (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements, draft closing statement, or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (collectively, the “Insurance Certificate”);

Servicer reports and records and provided electronic files (collectively, the “Servicer Records”);

EDGAR ABS XML technical specification (Version 3.2) document dated March 2025 (the “EDGAR ABS XML Technical Specification Document”);

Promissory note splitter, draft promissory note splitter or the note splitter schedule (collectively, the “Promissory Note Splitter”);

Condominium Organizational Documents (the “Condominium Organizational Documents”); and

Flood hazard determination report (the “Flood Hazard Determination”).

*****

	Characteristic	Source Document
1	Loan Pool No.	None - Mortgage Loan Seller Provided
2	Loan / Property Flag	None - Mortgage Loan Seller Provided
3	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
4	Mortgage Loan Originator	Loan Agreement
5	Property Name	Identification purposes only - not applicable
6	% by Cut-off Date Balance	Refer to calculation procedures
7	Original Balance	Loan Agreement/Promissory Note Splitter
8	% of Loan Balance	Refer to calculation procedures
9	Cut-off Date Balance	Refer to calculation procedures
10	Maturity Date Balance	Refer to calculation procedures
11	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
12	Number of Properties	Appraisal Report
13	Street Address	Appraisal Report/Loan Agreement
14	City	Appraisal Report/Loan Agreement
15	State	Appraisal Report/Loan Agreement
16	Zip Code	Appraisal Report/USPS/Loan Agreement
17	County	Appraisal Report/Loan Agreement
18	North or South CA (NCA/SCA)	Appraisal Report
19	Property Type	Appraisal Report
20	Property Sub-Type	Appraisal Report
21	Units/SF	Rent Roll/Appraisal Report
22	Unit of Measure	Rent Roll/Appraisal Report
23	Year Built	Appraisal Report/Engineering Report
24	Year Renovated	Appraisal Report/Engineering Report
25	Single-Tenant (Y/N)	Rent Roll

	Characteristic	Source Document
26	Owner-Occupied >20% (Y/N - %)	Rent Roll
27	Percent Leased	Rent Roll/Appraisal Report
28	Percent Leased as of Date	Rent Roll/Appraisal Report
29	Sec. 8 (Multifamily) (Y/N)	Rent Roll/Appraisal Report
30	No. of Sec. 8 Units	Not applicable
31	Sec. 42 (Multifamily) (Y/N)	Rent Roll/Appraisal Report
32	No. of Sec. 42 Units	Not applicable
33	Hotel Franchise Agreement Expiration Date	Rent Roll
34	Condo Component (Y/N - % of Borrower Control)	Rent Roll/Condominium Organizational Documents/Appraisal Report
35	Ownership Interest	Title Policy
36	Ground Lease Expiration Date	Ground Lease
37	Ground Lease Extension Terms	Ground Lease
38	Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease
39	Annual Ground Rent Increases (Y/N)	Ground Lease
40	Appraised Value	Appraisal Report
41	Appraised Value Type	Appraisal Report
42	Value as of Date	Appraisal Report
43	Borrower Name	Loan Agreement
44	Sponsor	Loan Agreement/ASR
45	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
46	Environmental Indemnitor	Guaranty/Loan Agreement
47	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
48	Borrower State of Incorporation	Loan Agreement
49	New or Recycled Borrowing Entity	None - Mortgage Loan Seller Provided
50	SPE (Y/N)	Loan Agreement
51	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
52	Independent Director (Y/N)	Loan Agreement
53	Related Borrowers (Y/N)	Loan Agreement
54	Related Borrower Pool	Loan Agreement
55	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
56	Crossed Group	Not applicable
57	Acquisition or Refinance	Closing Statement/ASR
58	Note Date	Loan Agreement
59	First Payment Date	Loan Agreement
60	First P&I Payment Date	Loan Agreement
61	Maturity Date or ARD	Loan Agreement
62	ARD Loan (Y/N)	Loan Agreement
63	Final Maturity Date	Not applicable

	Characteristic	Source Document
64	ARD Rate Step	Not applicable
65	Lockbox Type	Cash Management Agreement/Loan Agreement
66	Cash Management Status	Cash Management Agreement/Loan Agreement
67	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement/Loan Agreement
68	Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement/Loan Agreement
69	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
70	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
71	Original IO Period (mos.)	Refer to calculation procedures
72	Remaining IO Period (mos.)	Refer to calculation procedures
73	Original Amort. Term (mos.)	Refer to calculation procedures
74	Remaining Amort. Term (mos.)	Refer to calculation procedures
75	Amort. Type	Loan Agreement
76	Interest Accrual Method	Loan Agreement
77	Rate	Loan Agreement/Promissory Note Splitter
78	Monthly Debt Service (P&I)	Loan Agreement
79	Monthly Debt Service (IO)	Refer to calculation procedures
80	Annual Debt Service (P&I)	Refer to calculation procedures
81	Annual Debt Service (IO)	Refer to calculation procedures
82	Underwritten NOI DSCR (x)	Refer to calculation procedures
83	Underwritten NCF DSCR (x)	Refer to calculation procedures
84	Cut-off Date LTV	Refer to calculation procedures
85	Maturity Date LTV	Refer to calculation procedures
86	Third Most Recent Revenues	Underwritten Financial Summary Report
87	Third Most Recent Expenses	Underwritten Financial Summary Report
88	Third Most Recent NOI	Underwritten Financial Summary Report
89	Third Most Recent ADR ($)	Underwritten Financial Summary Report
90	Third Most Recent RevPAR ($)	Underwritten Financial Summary Report
91	Third Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
92	Third Most Recent NOI Date	Underwritten Financial Summary Report
93	Third Most Recent Description	Underwritten Financial Summary Report
94	Second Most Recent Revenues	Underwritten Financial Summary Report
95	Second Most Recent Expenses	Underwritten Financial Summary Report
96	Second Most Recent NOI	Underwritten Financial Summary Report
97	Second Most Recent ADR ($)	Underwritten Financial Summary Report
98	Second Most Recent RevPAR ($)	Underwritten Financial Summary Report
99	Second Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
100	Second Most Recent NOI Date	Underwritten Financial Summary Report
101	Second Most Recent Description	Underwritten Financial Summary Report

	Characteristic	Source Document
102	Most Recent Revenues	Underwritten Financial Summary Report
103	Most Recent Expenses	Underwritten Financial Summary Report
104	Most Recent NOI	Underwritten Financial Summary Report
105	Most Recent ADR ($)	Underwritten Financial Summary Report
106	Most Recent RevPAR ($)	Underwritten Financial Summary Report
107	Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
108	Most Recent NOI Date	Underwritten Financial Summary Report
109	Most Recent Description	Underwritten Financial Summary Report
110	Underwritten Occupancy %	Underwritten Financial Summary Report/ Appraisal Report
111	Underwritten EGI	Underwritten Financial Summary Report/ Appraisal Report
112	Underwritten Expenses	Underwritten Financial Summary Report/ Appraisal Report
113	Underwritten NOI	Underwritten Financial Summary Report/ Appraisal Report
114	Underwritten NOI Debt Yield	Refer to calculation procedures
115	Underwritten Cap Ex	Underwritten Financial Summary Report/Appraisal Report
116	Underwritten TI/LC	Underwritten Financial Summary Report/Appraisal Report
117	Underwritten NCF	Underwritten Financial Summary Report/Appraisal Report
118	Underwritten NCF Debt Yield	Refer to calculation procedures
119	Underwritten ADR ($)	Underwritten Financial Summary Report
120	Underwritten RevPAR ($)	Underwritten Financial Summary Report
121	Underwritten Hotel Occupancy (%)	Underwritten Financial Summary Report
122	Largest Tenant	Rent Roll
123	Lease Expiration Date of Largest Tenant	Rent Roll
124	NSF of Largest Tenant (SF)	Rent Roll
125	% NSF of the Largest Tenant (%)	Refer to calculation procedures
126	2nd Largest Tenant	Rent Roll
127	Lease Expiration of 2nd Largest Tenant	Rent Roll
128	NSF of 2nd Largest Tenant (SF)	Rent Roll
129	% NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
130	3rd Largest Tenant	Rent Roll
131	Lease Expiration of 3rd Largest Tenant	Rent Roll
132	NSF of 3rd Largest Tenant (SF)	Rent Roll
133	% NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
134	4th Largest Tenant	Rent Roll
135	Lease Expiration of 4th Largest Tenant	Rent Roll

	Characteristic	Source Document
136	NSF of 4th Largest Tenant (SF)	Rent Roll
137	% NSF of 4th Largest Tenant (%)	Refer to calculation procedures
138	5th Largest Tenant	Rent Roll
139	Lease Expiration of 5th Largest Tenant	Rent Roll
140	NSF of 5th Largest Tenant (SF)	Rent Roll
141	% NSF of 5th Largest Tenant (%)	Refer to calculation procedures
142	Top Five Movie Theater Tenant (Y/N)	Rent Roll
143	Top Five Health Club Tenant (Y/N)	Rent Roll
144	Top Five Bank Branch Tenant (Y/N)	Rent Roll
145	Top Five Restaurant Tenant (Y/N)	Rent Roll
146	Top Five Medical Office Tenant (Y/N)	Rent Roll
147	Tax Escrow in Place (Y/N)	Loan Agreement
148	Initial Tax Escrow Amount ($)	Closing Statement/Servicer Records
149	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
150	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
151	Current Tax Escrow Balance	Servicer Records
152	Interest on Tax Escrow Goes to:	Loan Agreement
153	Insurance Escrow in Place (Y/N)	Loan Agreement
154	Initial Insurance Escrow Amount ($)	Closing Statement/Servicer Records
155	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
156	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
157	Current Insurance Escrow Balance	Servicer Records
158	Interest on Insurance Escrow Goes to:	Loan Agreement
159	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
160	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
161	Interest on Deferred Maint. Escrow Goes to:	Loan Agreement
162	Cap Ex Escrow in Place (Y/N)	Loan Agreement
163	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
164	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
165	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
166	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
167	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
168	Current Cap Ex Escrow Balance	Servicer Records
169	Interest on Cap Ex Escrow Goes to:	Loan Agreement
170	TI/LC Escrow in Place (Y/N)	Loan Agreement
171	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
172	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement

	Characteristic	Source Document
173	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
174	TI/LC Reserve Cap ($ and Description)	Loan Agreement
175	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
176	Current TI/LC Balance	Servicer Records
177	Interest on TI/LC Escrow Goes to:	Loan Agreement
178	Upfront Debt Service Reserve ($)	Loan Agreement
179	Monthly Debt Service Reserve ($)	Loan Agreement
180	Debt Service Reserve Cap ($)	Loan Agreement
181	Description of "Other" Escrows	Loan Agreement/Closing Statement
182	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
183	Ongoing Other Escrow - Monthly ($)	Loan Agreement/Servicer Records
184	Other Reserve Cap ($)	Loan Agreement
185	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
186	Current Other Balance	Servicer Records
187	Interest on Other Escrow Goes to:	Loan Agreement
188	Other Escrow Description/ Release Provisions	Loan Agreement/Closing Statement
189	Holdback/ Earnout Amount ($)	Loan Agreement
190	Holdback/ Earnout Description	Not applicable
191	FIRREA Appraisal (Y/N)	Appraisal Report
192	Phase I Date	Phase I Report
193	Phase II Date	Not applicable
194	Engineering Report Date	Engineering Report
195	Seismic Report Date	Seismic Report
196	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
197	PML %	Seismic Report
198	Earthquake Insurance (Y/N)	Insurance Certificate
199	Windstorm Insurance (Y/N)	Insurance Certificate
200	Flood Zone (Y/N)	Appraisal Report/Engineering Report/Flood Hazard Determination
201	Flood Insurance (Y/N)	Insurance Certificate
202	Environmental Insurance (Y/N)	Insurance Certificate
203	Environmental Insurance in Lieu of Phase II (Y/N)	None - Mortgage Loan Seller Provided
204	Due Date	Loan Agreement
205	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
206	Debt Service Grace Period to Call a Default	Loan Agreement
207	Assumption Provision (Y/N)	Loan Agreement

	Characteristic	Source Document
208	Assumption/Fee	Loan Agreement
209	Partial Collateral Release (Y/N)	Loan Agreement
210	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
211	Outparcel or Other Release (Y/N)	Loan Agreement
212	Outparcel or Other Release Description	Loan Agreement
213	Substitution Allowed (Y/N)	Loan Agreement
214	Substitution Provision Description	Not applicable
215	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
216	Partial Prepayment Description	Loan Agreement
217	Seasoning	Refer to calculation procedures
218	Prepayment String	Loan Agreement
219	LO End Date	Loan Agreement
220	Pari Passu (Y/N)?	Loan Agreement/Promissory Note Splitter
221	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
222	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
223	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
224	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
225	Type of Additional Future Financing	Not applicable
226	Terms of Future Additional Financing	Not applicable
227	Pari Passu in Trust Controlling (Y/N)	None - Mortgage Loan Seller Provided
228	Total Trust Exposure	Refer to calculation procedures
229	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
230	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Refer to calculation procedures
231	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Refer to calculation procedures
232	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
233	Subordinate Companion Loan Interest Rate	Subordinate Loan Document
234	Cut Off Date Whole Note Loan Balance	Refer to calculation procedures
235	Whole Loan Monthly Debt Service ($)	Refer to calculation procedures

	Characteristic	Source Document
236	Whole Loan Cut-off Date LTV Ratio (%)	Refer to calculation procedures
237	Whole Loan Underwritten NCF DSCR (x)	Refer to calculation procedures
238	Whole Loan Underwritten NOI Debt Yield (%)	Refer to calculation procedures
239	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
240	Mezzanine Debt Interest Rate (%)	Mezzanine Loan Document
241	Total Debt Cut-off Date Balance ($)	Refer to calculation procedures
242	Total Debt Monthly Debt Service ($)	Refer to calculation procedures
243	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
244	Total Debt UW NCF DSCR	Refer to calculation procedures
245	Total Debt UW NOI Debt Yield	Refer to calculation procedures
246	Sources: Loan Amount ($)[1]	Closing Statement/Servicer Records
247	Sources: Principal's New Cash Contribution ($)[1]	Closing Statement/Servicer Records
248	Sources: Subordinate Debt ($)[1]	Closing Statement/Servicer Records
249	Sources: Other Sources ($)[1]	Closing Statement/Servicer Records
250	Sources: Total Sources ($)[1]	Closing Statement/Servicer Records
251	Uses: Loan Payoff ($)[1]	Closing Statement/Servicer Records
252	Uses: Purchase Price ($)[1]	Closing Statement/Servicer Records
253	Uses: Closing Costs ($)[1]	Closing Statement/Servicer Records
254	Uses: Reserves ($)[1]	Closing Statement/Servicer Records
255	Uses: Principal Equity Distribution ($)[1]	Closing Statement/Servicer Records
256	Uses: Other Uses ($)[1]	Closing Statement/Servicer Records
257	Uses: Total Uses ($)[1]	Closing Statement/Servicer Records
258	Investment Grade Y/N	None - Mortgage Loan Seller Provided
259	Notes	Not applicable
260	Coop - Rental Value (as applicable)	Not applicable
261	Coop - LTV as Rental (as applicable)	Not applicable
262	Coop - Unsold Percent (as applicable)	Not applicable
263	Coop - Sponsor Units (as applicable)	Not applicable
264	Coop - Investor Units (as applicable)	Not applicable
265	Coop - Coop Units (as applicable)	Not applicable
266	Coop - Sponsor/Investor Carry (as applicable)	Not applicable
267	Coop - Committed Secondary Debt (as applicable)	Not applicable
268	Asset Type Number	None - Mortgage Loan Seller Provided
269	Group ID	None - Mortgage Loan Seller Provided
270	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
271	Reporting Period End Date	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
272	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
273	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
274	Underwriting Indicator	None - Mortgage Loan Seller Provided
275	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
276	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
277	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
278	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
279	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
280	Interest Only Indicator	Loan Agreement
281	Balloon Indicator	Loan Agreement
282	Prepayment Premium Indicator	Loan Agreement
283	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
284	Modified Indicator	None - Mortgage Loan Seller Provided
285	Arm Index Code	Not applicable
286	First Rate Adjustment Date	Not applicable
287	First Payment Adjustment Date	Not applicable
288	ARM Margin Number	Not applicable
289	Lifetime Rate Cap Percentage	Not applicable
290	Lifetime Rate Floor Percentage	Not applicable
291	Periodic Rate Increase Limit Percentage	Not applicable
292	Periodic Rate Decrease Limit Percentage	Not applicable
293	Periodic Payment Adjustment Maximum Amount	Not applicable
294	Periodic Payment Adjustment Maximum Percent	Not applicable
295	Rate Reset Frequency Code	Not applicable
296	Payment Reset Frequency Code	Not applicable
297	Index Lookback Days Number	Not applicable
298	Yield Maintenance End Date	Loan Agreement
299	Prepayment Premiums End Date	Loan Agreement
300	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
301	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
302	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
303	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
304	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
305	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
306	Net Rentable Square Feet Number	Rent Roll
307	Net Rentable Square Feet Securitization Number	Rent Roll
308	Units Beds Rooms Number	Rent Roll
309	Units Beds Rooms Securitization Number	Rent Roll
310	Valuation Source Securitization Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
311	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
312	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
313	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
314	Property Status Code	None - Mortgage Loan Seller Provided
315	Defeasance Option Start Date	Loan Agreement
316	Defeased Status Code	None - Mortgage Loan Seller Provided
317	AL_Largest Tenant	None - Mortgage Loan Seller Provided
318	AL Lease Expiration Largest Tenant Date	None - Mortgage Loan Seller Provided
319	AL_Second Largest Tenant	None - Mortgage Loan Seller Provided
320	AL Lease Expiration Second Largest Tenant Date	None - Mortgage Loan Seller Provided
321	AL_Third Largest Tenant	None - Mortgage Loan Seller Provided
322	AL Lease Expiration Third Largest Tenant Date	None - Mortgage Loan Seller Provided
323	Financials Securitization Date	Underwritten Financial Summary Report
324	Most Recent Financials Start Date	Underwritten Financial Summary Report
325	Most Recent Financials End Date	Underwritten Financial Summary Report
326	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
327	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
328	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
329	Most Recent Debt Service Amount	Refer to calculation procedures
330	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
331	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
332	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
333	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
334	Asset Added Indicator	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
335	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
336	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
337	Report Period End Actual Balance Amount	Refer to calculation procedures
338	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
339	Scheduled Interest Amount	Refer to calculation procedures
340	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
341	Scheduled Principal Amount	Refer to calculation procedures
342	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
343	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
344	Hyper Amortizing Date	Not applicable
345	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
346	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
347	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
348	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
349	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
350	Payment Status Loan Code	None - Mortgage Loan Seller Provided
351	Arm Index Rate Percentage	Not applicable
352	Next Interest Rate Percentage	Not applicable
353	Next Interest Rate Change Adjustment Date	Not applicable
354	Next Payment Adjustment Date	Not applicable
355	Primary Servicer Name	None - Mortgage Loan Seller Provided
356	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
357	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
358	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
359	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
360	Repurchase Amount	None - Mortgage Loan Seller Provided
361	Demand Resolution Date	None - Mortgage Loan Seller Provided
362	Repurchaser Name	None - Mortgage Loan Seller Provided
363	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
364	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
365	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
366	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
367	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
368	Workout Strategy Code	None - Mortgage Loan Seller Provided
369	Last Modification Date	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
370	Modification Code	None - Mortgage Loan Seller Provided
371	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
372	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
373	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
374	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

1 We were instructed by representatives of the Company to perform the comparison for such Characteristic only for the Top 15 Mortgage Loans (based on Cut-off Date Balance) identified on the Data File.

Calculation Procedures

With respect to Characteristic 6, we recomputed the % by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Loans’ Cut-off Date Balance.

With respect to Characteristic 8, (1) for those Mortgage Loans indicated on the Data File as secured by one property, the % of Loan Balance is set to 100% and (2) for those Mortgage Loans indicated on the Data File as secured by more than one property, we recomputed the % of Loan Balance by dividing the (i) Cut-off Date Balance of each mortgaged property of the related Mortgage Loan by the (ii) Cut-off Date Balance of the related Mortgage Loan.

With respect to Characteristic 9, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Due Date in July 2026 (the “Cut-off Date” as stipulated by representatives of the Company). With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 10, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Rate. With respect to full term interest-only Mortgage Loans (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 11, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 69, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 70, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 71, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 72, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.) (but to an amount not less than zero). This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 73, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 74, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Loans, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to an amount not less than zero). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 79, we recomputed the Monthly Debt Service (IO) by dividing (i) the product of (a) the Cut-off Date Balance, (b) the Rate and (c) for those Mortgage Loans whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360 by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 80, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 81, we recomputed the Annual Debt Service (IO) by multiplying (i) the Monthly Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 82, we recomputed the Underwritten NOI DSCR (x) by dividing the (i) Underwritten NOI by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed the Underwritten NCF DSCR (x) by dividing the (i) Underwritten NCF by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed the Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 85, we recomputed the Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 114, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 118, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 125, we recomputed the % NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of Largest Tenant (SF) greater than zero.

With respect to Characteristic 129, we recomputed the % NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 2nd Largest Tenant (SF) greater than zero.

With respect to Characteristic 133, we recomputed the % NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 3rd Largest Tenant (SF) greater than zero.

With respect to Characteristic 137, we recomputed the % NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 4th Largest Tenant (SF) greater than zero.

With respect to Characteristic 141, we recomputed the % NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 5th Largest Tenant (SF) greater than zero.

With respect to Characteristic 165, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of (a) the Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 173, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of (a) the Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 217, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 228, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 229, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance as the product of (i) the difference of (a) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) and (b) the Original Balance and (ii) the quotient of (a) the Cut-off Date Balance over (b) the Original Balance of the related Mortgage Loan. With respect to interest-only pari passu Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only pari passu Mortgage Loans (if any) (each as determined from the Loan Agreement), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the difference of (i) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) and (ii) the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 230, we recomputed the Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) by subtracting the (i) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (ii) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans from the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 231, we (i) recomputed the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) as one twelfth of the product of the (a) original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement), (b) the Rate and (c) for those Mortgage Loans whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360 for those Mortgage Loans with an Amort. Type of “Interest Only” or “Interest Only - ARD,” as applicable and (ii) compared the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amort. Type of “Amortizing Balloon,” “Fully Amortizing,” “Interest Only, Amortizing Balloon,” “Amortizing, ARD” or “Interest-only, Amortizing ARD,” as applicable. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 232, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, original subordinate mortgage debt balance, subordinate mortgage debt interest accrual method (each as set forth on or derived from the Subordinate Loan Document), Subordinate Companion Loan Interest Rate and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Loans (if any) (as determined from the Subordinate Loan Document), the Cut-off Date Subordinate Mortgage Debt

Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.

With respect to Characteristic 234, we recomputed the Cut Off Date Whole Note Loan Balance as the sum of the (i) Cut-Off Date Balance and (ii) Cut-off Date Subordinate Mortgage Debt Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (a) Cut-Off Date Balance and (b) Cut-off Date Pari Passu Mortgage Debt Balance. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 235, we recomputed the Whole Loan Monthly Debt Service ($) as the sum of the (i) (a) Monthly Debt Service (IO), for full term interest-only Mortgage Loans or (b) Monthly Debt Service (P&I), for amortizing and partial interest-only Mortgage Loans and (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document). With respect to any Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 236, we recomputed the Whole Loan Cut-off Date LTV Ratio (%) by dividing the (i) Cut Off Date Whole Note Loan Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 237, we recomputed the Whole Loan Underwritten NCF DSCR (x) by dividing (i) the Underwritten NCF by (ii) the product of the (a) Whole Loan Monthly Debt Service ($) and (b) twelve. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 238, we recomputed the Whole Loan Underwritten NOI Debt Yield (%) by dividing (i) the Underwritten NOI by (ii) the Cut Off Date Whole Note Loan Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 239, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and Mezzanine Debt Interest Rate (%) or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 241, we recomputed the Total Debt Cut-off Date Balance ($) as the sum of the (i) Cut-Off Date Balance, (ii) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (iii) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (a) Cut-Off Date Balance and (b) Cut-off Date Pari Passu Mortgage Debt Balance. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 242, we recomputed the Total Debt Monthly Debt Service ($) as the sum of the (i) (a) Monthly Debt Service (IO), for full term interest-only Mortgage Loans or (b) Monthly Debt Service (P&I), for amortizing and partial interest-only Mortgage Loans, (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document, if applicable) and (iii) mezzanine or subordinate unsecured debt monthly debt service (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document, if applicable). With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 243, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) Total Debt Cut-off Date Balance ($) by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 244, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) product of the (a) Total Debt Monthly Debt Service ($) and (b) twelve. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 245, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance ($). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 277, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 329, we recomputed the Most Recent Debt Service Amount: for amortizing and partial interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and for full term interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve. This procedure was only performed for those Mortgage Loans with Most Recent Revenues. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 330, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 331, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent Net Cash Flow Amount by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Most Recent Net Cash Flow Amount. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 336, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Due Date in June 2026. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of June 2026 and full term interest-only Mortgage Loans (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 337, assuming, at your request, no prepayments of principal, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 338, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 339, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Rate, (iii) the number of calendar days from and inclusive of the Due Date in June 2026 to and exclusive of the Due Date in July 2026 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 341, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Loans determined to be amortizing as of the Due Date in July 2026.